Business Combinations and Acquisitions - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	2 Months Ended	4 Months Ended	12 Months Ended
	Oct. 20, 2021	Feb. 28, 2021	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020
Business Combination, Separately Recognized Transactions [Line Items]
Payments to acquire businesses gross	$ 1,300.0
Statutory income tax rate (as a percent)			21.00%			25.00%
Intermediate Co
Business Combination, Separately Recognized Transactions [Line Items]
Payments to acquire businesses gross	$ 1,300.0
Business acquisition share price (in dollars per share)	$ 10.00
Mirion TopCo
Business Combination, Separately Recognized Transactions [Line Items]
Pro forma adjustments			$ 2.2	$ 26.2
Mirion TopCo | Fair Value Adjustment to Inventory
Business Combination, Separately Recognized Transactions [Line Items]
Pro forma adjustments			15.8	15.8	$ 15.8
Mirion TopCo | Acquisition-related Costs
Business Combination, Separately Recognized Transactions [Line Items]
Pro forma adjustments			28.4	$ 28.4	28.4
CIRS | Medical
Business Combination, Separately Recognized Transactions [Line Items]
Transaction expenses			$ 0.4
SNC | Medical
Business Combination, Separately Recognized Transactions [Line Items]
Payments to acquire businesses gross		$ 261.9
Transaction expenses					1.2
Biodex and SNC | Fair Value Adjustment to Inventory
Business Combination, Separately Recognized Transactions [Line Items]
Pro forma adjustments					5.2	$ 5.2
Biodex and SNC | Acquisition-related Costs
Business Combination, Separately Recognized Transactions [Line Items]
Pro forma adjustments					4.8	4.8
Biodex and SNC | Reduction In Revenues Due To The Elimination Of Deferred Contract Revenue
Business Combination, Separately Recognized Transactions [Line Items]
Pro forma adjustments					$ 14.8	$ 14.8
Class A Common Stock | Intermediate Co
Business Combination, Separately Recognized Transactions [Line Items]
Business acquisition equity interest issued or issuable (in shares)	30,401,902
Class B Common Stock | Intermediate Co
Business Combination, Separately Recognized Transactions [Line Items]
Business acquisition equity interest issued or issuable (in shares)	8,560,540